As filed with the Securities and Exchange Commission on February 12, 2025
Commission File Nos. 333-228801
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 24	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 942	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Scott J. Golde, Esq., Senior Vice President, General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Assistant Vice President, Insurance Legal & Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 28, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 24, is to designate a new effective date of the Post-Effective Amendment No. 23, which was filed on December 18, 2024 (Accession No. 0000927730-24-000520). Parts A, B and C of Post-Effective Amendment No. 23 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 12th day of February, 2025.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

Jackson National Life Insurance Company
(Depositor)

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

*	February 12, 2025
Laura L. Prieskorn, Chief Executive Officer, President, and Director

*	February 12, 2025
Don W. Cummings, Executive Vice President, Chief Financial Officer, and Director

*	February 12, 2025
Craig A. Anderson, Senior Vice President and Controller

* By: /s/ SCOTT J. GOLDE
Scott J. Golde, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (Jackson), a Michigan corporation, hereby appoint Laura L. Prieskorn, Don W. Cummings, Carrie Chelko, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications, registration statements, reports, and other documents, and any and all amendments thereto, with power to affix the corporate seal and to attest it, and to file such applications, registration statements, reports, and other documents, and amendments thereto, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities Exchange Act of 1934, and/or the Investment Company Act of 1940 and the rules and regulations thereunder of the Securities and Exchange Commission. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, 333-228802, 333-235565, 333-235567, and 333-252333), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), Jackson National Separate Account V (File No. 333-70697), and Jackson National Life Insurance Company (File Nos. 333-249750, 333-249766, 333-268090, 333-268101, and 333-272978), as well as any future separate account(s) and/or future file number(s) that Jackson establishes through which securities, particularly variable annuity contracts, variable universal life insurance policies, registered index-linked annuity contracts, contingent deferred annuity contracts, or other registered annuity contracts are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 27th day of June, 2024.

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Executive Officer, President, Chair, and Director

/s/ DON W. CUMMINGS
Don W. Cummings, Executive Vice President, Chief Financial Officer, and Director

/s/ CRAIG A. ANDERSON
Craig A. Anderson, Senior Vice President and Controller